Components Of Property, Plant And Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 1,241,573	$ 1,234,247
Accumulated depreciation	(785,626)	(782,766)	(731,859)
PP&E, net	451,027	458,807	502,388
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		21,319	30,236
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		404,438	422,020
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		473,014	477,895
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		285,960	286,662
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 56,842	$ 17,434